Condensed Interim Balance Sheets (Parenthetical) - shares	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Common Stock Issued	9,268,910	9,256,410	8,606,250
Common Stock Outstanding	9,268,910	9,256,410	8,606,250